Employee Benefit Plan, Master Trust (Interest in Investment Fund) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-021 [Group Trust]
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 7,170,886	$ 6,862,851
EBP, Net Asset Available for Benefit	11,301,767	11,321,338
EBP-43-1301883-021 [Group Trust] | Mortgage-backed securities
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	816,124	843,105
EBP-43-1301883-021 [Group Trust] | Corporate debt
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	874,643	939,989
EBP-43-1301883-021 [Group Trust] | US Treasury and Government [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	505,762	319,763
EBP-43-1301883-021 [Group Trust] | Common/collective trust funds
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,807,953	3,962,205
EBP-43-1301883-021 [Group Trust] | Equity Securities [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	989,007	589,466
EBP-43-1301883-021 [Group Trust] | Mutual funds
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	174,429	202,817
EBP-43-1301883-021 [Group Trust] | Derivative [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	23
EBP, Other Liability (Asset) at Fair Value		(2,534)
EBP-43-1301883-021 [Group Trust] | EBP, Other Investment [Member]
EBP, Master Trust [Line Items]
Assets at contract value	4,561,487	4,879,047
EBP, Other Liability (Asset) at Fair Value	(430,606)	(420,560)
EBP-43-1301883-022 [Master Trust]
EBP, Master Trust [Line Items]
Assets at fair value	45,305,719	42,649,973
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	34,518,159	31,848,071
EBP, Net Asset Available for Benefit	45,304,545	42,648,278
EBP-43-1301883-022 [Master Trust] | Cash and Cash Equivalents [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	42
EBP-43-1301883-022 [Master Trust] | Common/collective trust funds
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,715,343	24,697,041
EBP-43-1301883-022 [Master Trust] | Mutual funds
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	42,365	48,445
AT&T Total Return Bond Fund | EBP-43-1301883-022 [Master Trust]
EBP, Master Trust [Line Items]
EBP, Net Asset Available for Benefit	2,620,014	2,470,068
Investment, Plan Interest in Master Trust, Fair Value	3,047,692	2,888,795
AT&T Total Return Bond Fund | EBP-43-1301883-022 [Master Trust] | Mortgage-backed securities
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	793,952	822,920
AT&T Total Return Bond Fund | EBP-43-1301883-022 [Master Trust] | Corporate debt
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	850,881	916,579
AT&T Total Return Bond Fund | EBP-43-1301883-022 [Master Trust] | US Treasury and Government [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	492,022	312,107
AT&T Total Return Bond Fund | EBP-43-1301883-022 [Master Trust] | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	887,253	815,461
AT&T Total Return Bond Fund | EBP-43-1301883-022 [Master Trust] | Equity Securities [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Total Return Bond Fund | EBP-43-1301883-022 [Master Trust] | Mutual funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	21,134	16,868
AT&T Total Return Bond Fund | EBP-43-1301883-022 [Master Trust] | Derivative [Member]
EBP, Master Trust [Line Items]
EBP, Other Liability (Asset) at Fair Value		(2,473)
Investment, Plan Interest in Master Trust, Fair Value	22
AT&T Total Return Bond Fund | EBP-43-1301883-022 [Master Trust] | EBP, Other Investment [Member]
EBP, Master Trust [Line Items]
Assets at contract value	0	0
EBP, Other Liability (Asset) at Fair Value	(427,678)	418,727
AT&T Total Return Bond Fund | EBP-58-1533433-004 [BSSP]
EBP, Master Trust [Line Items]
EBP, Net Asset Available for Benefit	73,167	60,587
Investment, Plan Interest in Master Trust, Fair Value	85,110	70,858
AT&T Total Return Bond Fund | EBP-58-1533433-004 [BSSP] | Mortgage-backed securities
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	22,172	20,185
AT&T Total Return Bond Fund | EBP-58-1533433-004 [BSSP] | Corporate debt
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	23,762	22,482
AT&T Total Return Bond Fund | EBP-58-1533433-004 [BSSP] | US Treasury and Government [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	13,740	7,656
AT&T Total Return Bond Fund | EBP-58-1533433-004 [BSSP] | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	24,777	20,002
AT&T Total Return Bond Fund | EBP-58-1533433-004 [BSSP] | Equity Securities [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Total Return Bond Fund | EBP-58-1533433-004 [BSSP] | Mutual funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	590	414
AT&T Total Return Bond Fund | EBP-58-1533433-004 [BSSP] | Derivative [Member]
EBP, Master Trust [Line Items]
EBP, Other Liability (Asset) at Fair Value		(61)
Investment, Plan Interest in Master Trust, Fair Value	1
AT&T Total Return Bond Fund | EBP-58-1533433-004 [BSSP] | EBP, Other Investment [Member]
EBP, Master Trust [Line Items]
Assets at contract value	0	0
EBP, Other Liability (Asset) at Fair Value	(11,943)	10,271
AT&T U.S. Stock Fund | EBP-43-1301883-022 [Master Trust]
EBP, Master Trust [Line Items]
EBP, Net Asset Available for Benefit	3,328,355	3,247,966
Investment, Plan Interest in Master Trust, Fair Value	3,328,213	3,248,098
AT&T U.S. Stock Fund | EBP-43-1301883-022 [Master Trust] | Mortgage-backed securities
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | EBP-43-1301883-022 [Master Trust] | Corporate debt
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | EBP-43-1301883-022 [Master Trust] | US Treasury and Government [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | EBP-43-1301883-022 [Master Trust] | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	2,441,849	2,756,137
AT&T U.S. Stock Fund | EBP-43-1301883-022 [Master Trust] | Equity Securities [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	851,739	466,275
AT&T U.S. Stock Fund | EBP-43-1301883-022 [Master Trust] | Mutual funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	34,622	25,683
AT&T U.S. Stock Fund | EBP-43-1301883-022 [Master Trust] | Derivative [Member]
EBP, Master Trust [Line Items]
EBP, Other Liability (Asset) at Fair Value		0
Investment, Plan Interest in Master Trust, Fair Value	0
AT&T U.S. Stock Fund | EBP-43-1301883-022 [Master Trust] | EBP, Other Investment [Member]
EBP, Master Trust [Line Items]
Assets at contract value	0	0
EBP, Other Liability (Asset) at Fair Value	142	132
AT&T U.S. Stock Fund | EBP-58-1533433-004 [BSSP]
EBP, Master Trust [Line Items]
EBP, Net Asset Available for Benefit	37,867	30,488
Investment, Plan Interest in Master Trust, Fair Value	37,865	30,489
AT&T U.S. Stock Fund | EBP-58-1533433-004 [BSSP] | Mortgage-backed securities
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | EBP-58-1533433-004 [BSSP] | Corporate debt
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | EBP-58-1533433-004 [BSSP] | US Treasury and Government [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | EBP-58-1533433-004 [BSSP] | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	27,781	25,871
AT&T U.S. Stock Fund | EBP-58-1533433-004 [BSSP] | Equity Securities [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	9,690	4,377
AT&T U.S. Stock Fund | EBP-58-1533433-004 [BSSP] | Mutual funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	394	241
AT&T U.S. Stock Fund | EBP-58-1533433-004 [BSSP] | Derivative [Member]
EBP, Master Trust [Line Items]
EBP, Other Liability (Asset) at Fair Value		0
Investment, Plan Interest in Master Trust, Fair Value	0
AT&T U.S. Stock Fund | EBP-58-1533433-004 [BSSP] | EBP, Other Investment [Member]
EBP, Master Trust [Line Items]
Assets at contract value	0	0
EBP, Other Liability (Asset) at Fair Value	2	1
AT&T International Stock Fund | EBP-43-1301883-022 [Master Trust]
EBP, Master Trust [Line Items]
EBP, Net Asset Available for Benefit	539,929	457,631
Investment, Plan Interest in Master Trust, Fair Value	539,031	457,055
AT&T International Stock Fund | EBP-43-1301883-022 [Master Trust] | Mortgage-backed securities
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T International Stock Fund | EBP-43-1301883-022 [Master Trust] | Corporate debt
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	903
AT&T International Stock Fund | EBP-43-1301883-022 [Master Trust] | US Treasury and Government [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T International Stock Fund | EBP-43-1301883-022 [Master Trust] | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	413,231	335,590
AT&T International Stock Fund | EBP-43-1301883-022 [Master Trust] | Equity Securities [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	123,671	115,662
AT&T International Stock Fund | EBP-43-1301883-022 [Master Trust] | Mutual funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	1,698	4,391
AT&T International Stock Fund | EBP-43-1301883-022 [Master Trust] | Derivative [Member]
EBP, Master Trust [Line Items]
EBP, Other Liability (Asset) at Fair Value		0
Investment, Plan Interest in Master Trust, Fair Value	0
AT&T International Stock Fund | EBP-43-1301883-022 [Master Trust] | EBP, Other Investment [Member]
EBP, Master Trust [Line Items]
Assets at contract value	0	0
EBP, Other Liability (Asset) at Fair Value	898	(576)
AT&T International Stock Fund | EBP-58-1533433-004 [BSSP]
EBP, Master Trust [Line Items]
EBP, Net Asset Available for Benefit	17,066	12,472
Investment, Plan Interest in Master Trust, Fair Value	17,038	12,456
AT&T International Stock Fund | EBP-58-1533433-004 [BSSP] | Mortgage-backed securities
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T International Stock Fund | EBP-58-1533433-004 [BSSP] | Corporate debt
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	25
AT&T International Stock Fund | EBP-58-1533433-004 [BSSP] | US Treasury and Government [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T International Stock Fund | EBP-58-1533433-004 [BSSP] | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	13,062	9,144
AT&T International Stock Fund | EBP-58-1533433-004 [BSSP] | Equity Securities [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	3,907	3,152
AT&T International Stock Fund | EBP-58-1533433-004 [BSSP] | Mutual funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	54	120
AT&T International Stock Fund | EBP-58-1533433-004 [BSSP] | Derivative [Member]
EBP, Master Trust [Line Items]
EBP, Other Liability (Asset) at Fair Value		0
Investment, Plan Interest in Master Trust, Fair Value	0
AT&T International Stock Fund | EBP-58-1533433-004 [BSSP] | EBP, Other Investment [Member]
EBP, Master Trust [Line Items]
Assets at contract value	0	0
EBP, Other Liability (Asset) at Fair Value	28	(16)
AT&T Stable Value Fund | EBP-43-1301883-022 [Master Trust]
EBP, Master Trust [Line Items]
EBP, Net Asset Available for Benefit	4,299,262	4,626,235
Investment, Plan Interest in Master Trust, Fair Value	106,383	142,307
AT&T Stable Value Fund | EBP-43-1301883-022 [Master Trust] | Mortgage-backed securities
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | EBP-43-1301883-022 [Master Trust] | Corporate debt
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | EBP-43-1301883-022 [Master Trust] | US Treasury and Government [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | EBP-43-1301883-022 [Master Trust] | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | EBP-43-1301883-022 [Master Trust] | Equity Securities [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | EBP-43-1301883-022 [Master Trust] | Mutual funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	106,383	142,307
AT&T Stable Value Fund | EBP-43-1301883-022 [Master Trust] | Derivative [Member]
EBP, Master Trust [Line Items]
EBP, Other Liability (Asset) at Fair Value		0
Investment, Plan Interest in Master Trust, Fair Value	0
AT&T Stable Value Fund | EBP-43-1301883-022 [Master Trust] | EBP, Other Investment [Member]
EBP, Master Trust [Line Items]
Assets at contract value	4,185,589	4,476,607
EBP, Other Liability (Asset) at Fair Value	7,290	(7,321)
AT&T Stable Value Fund | EBP-58-1533433-004 [BSSP]
EBP, Master Trust [Line Items]
EBP, Net Asset Available for Benefit	386,107	415,891
Investment, Plan Interest in Master Trust, Fair Value	9,554	12,793
AT&T Stable Value Fund | EBP-58-1533433-004 [BSSP] | Mortgage-backed securities
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | EBP-58-1533433-004 [BSSP] | Corporate debt
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | EBP-58-1533433-004 [BSSP] | US Treasury and Government [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | EBP-58-1533433-004 [BSSP] | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | EBP-58-1533433-004 [BSSP] | Equity Securities [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | EBP-58-1533433-004 [BSSP] | Mutual funds
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	9,554	12,793
AT&T Stable Value Fund | EBP-58-1533433-004 [BSSP] | Derivative [Member]
EBP, Master Trust [Line Items]
EBP, Other Liability (Asset) at Fair Value		0
Investment, Plan Interest in Master Trust, Fair Value	0
AT&T Stable Value Fund | EBP-58-1533433-004 [BSSP] | EBP, Other Investment [Member]
EBP, Master Trust [Line Items]
Assets at contract value	375,898	402,440
EBP, Other Liability (Asset) at Fair Value	655	(658)
Non-US [Member] | EBP-43-1301883-021 [Group Trust] | Cash and Cash Equivalents [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,945	8,040
Non-US [Member] | AT&T Total Return Bond Fund | EBP-43-1301883-022 [Master Trust] | Cash and Cash Equivalents [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	2,428	7,333
Non-US [Member] | AT&T Total Return Bond Fund | EBP-58-1533433-004 [BSSP] | Cash and Cash Equivalents [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	68	180
Non-US [Member] | AT&T U.S. Stock Fund | EBP-43-1301883-022 [Master Trust] | Cash and Cash Equivalents [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	3	3
Non-US [Member] | AT&T U.S. Stock Fund | EBP-58-1533433-004 [BSSP] | Cash and Cash Equivalents [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
Non-US [Member] | AT&T International Stock Fund | EBP-43-1301883-022 [Master Trust] | Cash and Cash Equivalents [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	431	509
Non-US [Member] | AT&T International Stock Fund | EBP-58-1533433-004 [BSSP] | Cash and Cash Equivalents [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	15	15
Non-US [Member] | AT&T Stable Value Fund | EBP-43-1301883-022 [Master Trust] | Cash and Cash Equivalents [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
Non-US [Member] | AT&T Stable Value Fund | EBP-58-1533433-004 [BSSP] | Cash and Cash Equivalents [Member]
EBP, Master Trust [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	$ 0	$ 0